Fair Value Disclosure and Measurement on Recurring Basis (Detail) ¥ in Millions, $ in Millions	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair value disclosure
Long-term notes payable	¥ 49,241	$ 6,970	¥ 45,282
Convertible senior notes	14,243	2,016	14,142
Fair value measurements on a recurring basis
Total assets measured at fair value	25,053	3,546	22,784
Total liabilities measured at fair value	429	61	526
Cash Equivalents
Fair value disclosure
Time deposits	5,465	774	10,848
Money market fund	1,062	150	1,719
Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	126,071	17,844	107,654
Fair value measurements on a recurring basis
Available-for-sale debt investments	7,152	1,012	5,637
Long-term investments
Fair value disclosure
Held-to-maturity debt investments	513	73	491
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	12,469	1,765	11,334
Investments accounted for at fair value	1,831	259	1,819
Available-for-sale debt investments	3,601	510	3,970
Other non-current assets
Fair value measurements on a recurring basis
Derivative instruments			24
Accounts Payable and Accrued Liabilities
Fair value measurements on a recurring basis
Derivative instruments			125
Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liabilities	344	49	401
Other Noncurrent Liabilities [Member]
Fair value measurements on a recurring basis
Derivative instruments	85	$ 12
Fair Value, Inputs, Level 1
Fair value measurements on a recurring basis
Total assets measured at fair value	12,469		11,334
Fair Value, Inputs, Level 1 | Cash Equivalents
Fair value disclosure
Money market fund	1,062		1,719
Fair Value, Inputs, Level 1 | Long-term investments
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value	12,469		11,334
Fair Value, Inputs, Level 2
Fair value disclosure
Long-term notes payable	49,241		45,282
Convertible senior notes	14,243		14,142
Fair value measurements on a recurring basis
Total assets measured at fair value	7,152		5,661
Total liabilities measured at fair value	429		401
Fair Value, Inputs, Level 2 | Cash Equivalents
Fair value disclosure
Time deposits	5,465		10,848
Fair Value, Inputs, Level 2 | Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	126,071		107,654
Fair value measurements on a recurring basis
Available-for-sale debt investments	7,152		5,637
Fair Value, Inputs, Level 2 | Long-term investments
Fair value disclosure
Held-to-maturity debt investments	513		491
Fair Value, Inputs, Level 2 | Other non-current assets
Fair value measurements on a recurring basis
Derivative instruments			24
Fair Value, Inputs, Level 2 | Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liabilities	344		401
Fair Value, Inputs, Level 2 | Other Noncurrent Liabilities [Member]
Fair value measurements on a recurring basis
Derivative instruments	85
Fair Value, Inputs, Level 3
Fair value measurements on a recurring basis
Total assets measured at fair value	5,432		5,789
Total liabilities measured at fair value			125
Fair Value, Inputs, Level 3 | Long-term investments
Fair value measurements on a recurring basis
Investments accounted for at fair value	1,831		1,819
Available-for-sale debt investments	¥ 3,601		3,970
Fair Value, Inputs, Level 3 | Accounts Payable and Accrued Liabilities
Fair value measurements on a recurring basis
Derivative instruments			¥ 125